Consolidated Statements of Financial Position (Parenthetical) - € / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Par value per share	€ 0.01	€ 0.01	€ 0.02
Shares issued (in shares)	246,262,004	193,426,478	151,419,322
Shares outstanding (in shares)	246,262,004	193,426,478	151,419,322